CASH AND CASH EQUIVALENTS	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
CASH AND CASH EQUIVALENTS	4. CASH AND CASH EQUIVALENTS
As at	March 31, 2024	December 31, 2023
Cash held in banks	$4,339,736	$3,093,612